Offerings	Jan. 21, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Amended and Restated 2020 Equity Incentive Plan
Amount Registered	2,175,521
Proposed Maximum Offering Price per Unit	1.22
Maximum Aggregate Offering Price	$ 2,654,135.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 366.54
Offering Note
1.
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”) that become issuable under the Registrant’s Amended and Restated 2020 Equity Incentive Plan (the “2020 Plan”), 2020 Employee Stock Purchase Plan (the “2020 ESPP”) and 2025 Inducement Equity Incentive Plan, as amended (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of common stock.

Reflects an automatic increase on January 1, 2026 to the number of shares of Common Stock reserved for issuance pursuant to future awards under the 2020 Plan, which annual increase is provided for in the 2020 Plan.

Estimated in accordance with paragraphs (c) and (h) of Rule 457 of the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.22 per share, which is the average of the high and low prices of the Registrant’s Common Stock, as reported on the Nasdaq Global Select Market, on January 16, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the 2020 Employee Stock Purchase Plan
Amount Registered	543,880
Proposed Maximum Offering Price per Unit	1.04
Maximum Aggregate Offering Price	$ 565,635.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 78.11
Offering Note
2.
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the 2020 Plan, the 2020 ESPP and the 2025 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of common stock.

Reflects an automatic increase on January 1, 2026 to the number of shares of Common Stock reserved for issuance under the 2020 ESPP, which annual increase is provided for in the 2020 ESPP.

Estimated in accordance with Rules 457(h) solely for the purpose of calculating the registration fee on the basis of 85% of $1.22 per share, which is the average of the high and low prices of the Registrant’s Common Stock, as reported on the Nasdaq Global Select Market, on January 16, 2026. Pursuant to the 2020 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of Common Stock on the Enrollment Date or the Exercise Date (as such terms are defined in the 2020 ESPP).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the 2025 Inducement Equity Plan, as amended
Amount Registered	1,300,000
Proposed Maximum Offering Price per Unit	1.22
Maximum Aggregate Offering Price	$ 1,586,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 219.03
Offering Note
3.
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the 2020 Plan, the 2020 ESPP and the 2025 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of common stock.

Reflects an increase of 1,300,000 shares of Common Stock reserved for issuance under the 2025 Plan.

Estimated in accordance with paragraphs (c) and (h) of Rule 457 of the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.22 per share, which is the average of the high and low prices of the Registrant’s Common Stock, as reported on the Nasdaq Global Select Market, on January 16, 2026.